Document and Entity Information Document	May 03, 2024
Entity Central Index Key	0001051512
Document Type	8-K
Document Period End Date	May 03, 2024
Entity Registrant Name	TELEPHONE AND DATA SYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14157
Entity Tax Identification Number	36-2669023
Entity Address, Address Line One	30 North LaSalle Street, Suite 4000
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60602
City Area Code	(312)
Local Phone Number	630-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Common Shares
Title of 12(b) Security	Common Shares, $.01 par value
Trading Symbol	TDS
Security Exchange Name	NYSE
Depositary Shares each representing a 1/1000th interest in a share of 6.625% Series UU Cumulative Redeemable Perpetual Preferred Stock, $.01 par value
Title of 12(b) Security	Depositary Shares each representing a 1/1000th interest in a share of 6.625% Series UU Cumulative Redeemable Perpetual Preferred Stock, $.01 par value
Trading Symbol	TDSPrU
Security Exchange Name	NYSE
Depositary Shares each representing a 1/1000th interest in a share of 6.000% Series VV Cumulative Redeemable Perpetual Preferred Stock, $.01 par value
Title of 12(b) Security	Depositary Shares each representing a 1/1000th interest in a share of 6.000% Series VV Cumulative Redeemable Perpetual Preferred Stock, $.01 par value
Trading Symbol	TDSPrV
Security Exchange Name	NYSE